UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2012
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Theodore M. Bovard
Title:	 Principal
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Theodore M. Bovard	Pittsburgh, PA	November 6, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      87
Form 13F Information Table Value Total:	 550,636
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS              PUT     INV
ISSUER                  	CLASS      CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- 	       -------- ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------


1/100 Berkshire Hathaway	CLA	084990175	531	0	SH		SOLE		0
Apple Inc			COM	037833100	1337	2	SH		SOLE		2
Costco Whsl Corp.		COM	22160k105	211	2	SH		SOLE		2
McDonald's Corp			COM	580135101	215	2	SH		SOLE		2
Air Prods & Chem		COM	009158106	270	3	SH		SOLE		3
Berkshire Hathaway		CLB	084670702	314	4	SH		SOLE		4
Yum! Brands Inc.		COM	988498101	271	4	SH		SOLE		4
Russell 3000 Index		ETF	464287689	388	5	SH		SOLE		5
Baxter Intl			COM	071813109	285	5	SH		SOLE		5
Emerson Electric		COM	291011104	261	5	SH		SOLE		5
Colgate-Palmolive		COM	194162103	588	5	SH		SOLE		5
American Express		COM	025816109	339	6	SH		SOLE		6		x
EQT Corp			COM	26884l109	356	6	SH		SOLE		6
Royal Dutch Shell A		CLA	780259206	446	6	SH		SOLE		6
IShares Tr S&P 100		ETF	464287101	439	7	SH		SOLE		7
Chevron Corp.			COM	166764100	827	7	SH		SOLE		7
3M Co				COM	88579y101	658	7	SH		SOLE		7
United Technologies		COM	913017109	580	7	SH		SOLE		7
Allstate Corp			COM	020002101	313	8	SH		SOLE		8
Rockwell Collins		COM	774341101	449	8	SH		SOLE		8
Universal Stainless		COM	913837100	357	10	SH		SOLE		10
Caterpillar Inc			COM	149123101	855	10	SH		SOLE		10
Pepsico Inc			COM	713448108	738	10	SH		SOLE		10
U.S. Bancorp			COM	902973304	361	11	SH		SOLE		11
Philip Morris Intl		COM	718172109	960	11	SH		SOLE		11
Altria Group			COM	02209S103	461	14	SH		SOLE		14
Procter & Gamble Co		COM	742718109	1063	15	SH		SOLE		15
Merck & Co Inc			COM	58933Y105	742	16	SH		SOLE		16
Johnson & Johnson		COM	478160104	1191	17	SH		SOLE		17
Ansys Inc			COM	03662Q105	1382	19	SH		SOLE		19
Wal-Mart Stores Inc		COM	931142103	1479	20	SH		SOLE		20
Oracle Corp			COM	68389x105	681	22	SH		SOLE		22
Coca Cola Co			COM	191216100	843	22	SH		SOLE		22
Abbott Laboratories		COM	002824100	1803	26	SH		SOLE		26
Mylan Inc			COM	628530107	727	30	SH		SOLE		30
Tempur Pedic Intl		COM	88023u101	1134	38	SH		SOLE		38
Exxon Mobil Corp		COM	30231G102	4105	45	SH		SOLE		45
BMC Software			COM	055921100	2266	55	SH		SOLE		55
Intl Business Mach		COM	459200101	12107	58	SH		SOLE		58
Fuel Systems Sols		COM	35952W103	1004	58	SH		SOLE		58
PPG Industries Inc		COM	693506107	6763	59	SH		SOLE		59
Kinder Morgan			COM	49456b101	2150	61	SH		SOLE		61
Cisco Systems Inc		COM	17275r102	1161	61	SH		SOLE		61
V F Corp			COM	918204108	11026	69	SH		SOLE		69
Rockwell Automation		COM	773903109	5152	74	SH		SOLE		74
Ingersoll Rand			COM	G47791101	3519	79	SH		SOLE		79
Matthews Intl Corp		CLA	577128101	2447	82	SH		SOLE		82
Erie Indemnity Co		CLA	29530P102	6448	100	SH		SOLE		100
Intel Corp			COM	458140100	2511	111	SH		SOLE		111
iShs iBoxx TR GS ETF		ETF	464287242	14971	123	SH		SOLE		123
Texas Instruments Inc		COM	882508104	3477	126	SH		SOLE		126
Parker-Hannifin Corp.		COM	701094104	11357	136	SH		SOLE		136
PNC Fin Svcs Grp		COM	693475105	9787	155	SH		SOLE		155
Alcoa Inc			COM	013817101	1449	164	SH		SOLE		164
Joy Global Inc			COM	481165108	9184	164	SH		SOLE		164
Amgen Inc			COM	031162100	13826	164	SH		SOLE		164
Bank of NY Mellon 		COM	064058100	4234	187	SH		SOLE		187
Kimberly-Clark Corp		COM	494368103	16491	192	SH		SOLE		192
Allergan Inc			COM	018490102	17723	194	SH		SOLE		194
Consolidated Comm		COM	209034107	3351	195	SH		SOLE		195
Dell Inc			COM	24702r101	2073	210	SH		SOLE		210
Medtronic Inc			COM	585055106	9950	231	SH		SOLE		231
Xilinx Inc			COM	983919101	7917	237	SH		SOLE		237
Charles Schwab Corp		COM	808513105	3261	255	SH		SOLE		255
Boeing Co			COM	097023105	18830	271	SH		SOLE		271
EMC Corp.			COM	268648102	7420	272	SH		SOLE		272
Voxx Intl Corp			COM	91829f104	2155	288	SH		SOLE		288
Pfizer Inc			COM	717081103	7205	290	SH		SOLE		290
Marsh & McLennan		COM	571748102	9953	293	SH		SOLE		293
Honeywell Intl Inc		COM	438516106	18695	313	SH		SOLE		313
Schwab US Mkt ETF		ETF	808524102	10812	313	SH		SOLE		313
F.N.B. Corp			COM	302520101	3610	322	SH		SOLE		322
BP plc				COM	055622104	14110	333	SH		SOLE		333
Arthur J Gallagher		COM	363576109	12242	342	SH		SOLE		342
OPNET Tech Inc			COM	683757108	12106	355	SH		SOLE		355
FirstEnergy Corp		COM	337932107	17936	407	SH		SOLE		407
Windstream Corp			COM	97381w104	4583	454	SH		SOLE		454
SanDisk Corp			COM	80004C101	20089	463	SH		SOLE		463
iShares MSCI Japan		ETF	464286848	4817	525	SH		SOLE		525
Loews Corp			COM	540424108	22371	542	SH		SOLE		542
Verizon Comm			COM	92343V104	28152	618	SH		SOLE		618
Microsoft Corp			COM	594918104	19149	643	SH		SOLE		643
CA Technologies			COM	12673P105	17321	672	SH		SOLE		672
AT&T Inc.			COM	00206r102	27623	733	SH		SOLE		733
Comcast Corp			CLA	20030n101	30464	852	SH		SOLE		852
General Electric Co		COM	369604103	22810	1004	SH		SOLE		1004
Wendys				COM	95058w100	4618	1021	SH		SOLE		1021

